SUPPLEMENTAL OIL AND GAS DISCLOSURES (Unaudited)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
SUPPLEMENTAL OIL AND GAS DISCLOSURES (Unaudited)
14.	SUPPLEMENTAL OIL AND GAS DISCLOSURES (Unaudited)

Oil and Gas Operations

The following table sets forth revenue and direct cost information relating to the Company’s oil and gas exploration and production activities. Apache has no long-term agreements to purchase oil or gas production from foreign governments or authorities.

On March 12, 2014, Apache’s subsidiaries completed the sale of all of the Company’s operations in Argentina and as such the results of Argentina have been classified as discontinued operations.

	United States	Canada	Egypt(3)	Australia	North Sea	Other International	Total(3)(4)
	(In millions, except per boe)
2013
Oil and gas production revenues	$6,902	$1,224	$3,917	$1,140	$2,728	$—	$15,911

Operating cost:
Depreciation, depletion, and amortization
Recurring(1)	2,227	426	881	361	999	—	4,894
Additional	552	—	—	—	367	76	995
Asset retirement obligation accretion	94	49	—	27	68	—	238
Lease operating expenses	1,320	459	471	214	400	—	2,864
Gathering and transportation	84	155	42	—	7	—	288
Production taxes(2)	324	40	—	14	382	—	760
Income tax	817	24	1,161	157	313	—	2,472

	5,418	1,153	2,555	773	2,536	76	12,511

Results of operation	$1,484	$71	$1,362	$367	$192	$(76)	$3,400

Amortization rate per boe	$18.39	$10.89	$16.21	$17.47	$37.25	$—	$18.67

2012
Oil and gas production revenues	$6,226	$1,322	$4,554	$1,575	$2,751	$—	$16,428

Operating cost:
Depreciation, depletion, and amortization
Recurring(1)	1,984	580	924	460	912	—	4,860
Additional	—	1,883	—	—	—	43	1,926
Asset retirement obligation accretion	112	41	—	17	58	—	228
Lease operating expenses	1,386	458	410	215	315	—	2,784
Gathering and transportation	69	163	39	—	24	—	295
Production taxes(2)	279	42	—	11	451	—	783
Income tax	851	(466)	1,527	262	614	—	2,788

	4,681	2,701	2,900	965	2,374	43	13,664

Results of operation	$1,545	$(1,379)	$1,654	$610	$377	$(43)	$2,764

Amortization rate per boe	$17.24	$11.66	$13.81	$17.67	$32.65	$—	$17.18

2011
Oil and gas production revenues	$6,104	$1,617	$4,791	$1,734	$2,091	$—	$16,337

Operating cost:
Depreciation, depletion, and amortization
Recurring(1)	1,634	537	818	435	405	—	3,829
Additional	—	—	—	—	—	109	109
Asset retirement obligation accretion	97	26	—	10	17	—	150
Lease operating expenses	1,167	470	398	197	208	—	2,440
Gathering and transportation	64	165	35	—	25	—	289
Production taxes(2)	255	44	—	9	538	—	846
Income tax	1,025	95	1,699	325	557	—	3,701

	4,242	1,337	2,950	976	1,750	109	11,364

Results of operation	$1,862	$280	$1,841	$758	$341	$(109)	$4,973

Amortization rate per boe	$15.55	$10.44	$11.63	$16.59	$20.21	$—	$14.18

(1)	This amount only reflects DD&A of capitalized costs of oil and gas proved properties and, therefore, does not agree with DD&A reflected on Note 13—Business Segment Information.
(2)	Only reflects amounts directly related to oil and gas producing properties and, therefore, does not agree with taxes other than income reflected on Note 13—Business Segment Information.
(3)	2013 includes a noncontrolling interest in Egypt.
(4)	Amounts have been recast to exclude discontinued operations.

Costs Incurred in Oil and Gas Property Acquisitions, Exploration, and Development Activities

	United States	Canada	Egypt(2)	Australia	North Sea	Argentina	Other International	Total(2)
	(In millions)
2013
Acquisitions:
Proved	$17	$—	$35	$—	$125	$—	$—	$177
Unproved	—	137	11	—	17	—	—	165
Exploration	757	50	563	169	278	53	22	1,892
Development	5,435	722	618	996	635	142	—	8,548

Costs incurred(1)	$6,209	$909	$1,227	$1,165	$1,055	$195	$22	$10,782

(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$239	$35	$15	$16	$25	$10	$—	$340
Asset retirement costs	480	17	—	(30)	67	3	—	537
(2) Includes a noncontrolling interest in Egypt.

2012
Acquisitions:
Proved	$1,076	$5	$28	$32	$110	$—	$—	$1,251
Unproved	2,329	—	—	—	26	—	—	2,355
Exploration	1,369	111	696	149	111	157	96	2,689
Development	4,465	762	394	915	837	161	2	7,536

Costs incurred(1)	$9,239	$878	$1,118	$1,096	$1,084	$318	$98	$13,831

(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$215	$38	$16	$12	$24	$11	$—	$316
Asset retirement costs	473	245	—	207	89	18	—	1,032

2011
Acquisitions:
Proved	$368	$—	$(12)	$—	$2,399	$—	$—	$2,755
Unproved	116	33	2	48	476	—	13	688
Exploration	418	209	570	286	18	202	59	1,762
Development	2,832	883	344	429	941	156	2	5,587

Costs incurred(1)	$3,734	$1,125	$904	$763	$3,834	$358	$74	$10,792

(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$152	$47	$18	$14	$—	$12	$—	$243
Asset retirement costs	380	228	—	125	678	—	—	1,411

Capitalized Costs

The following table sets forth the capitalized costs and associated accumulated depreciation, depletion, and amortization, including impairments, relating to the Company’s oil and gas production, exploration, and development activities:

	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Other International	Total(1)
	(In millions)
2013
Proved properties	$41,904	$13,231	$8,418	$7,298	$9,378	$2,933	$228	$83,390
Unproved properties	5,042	1,116	660	471	702	349	23	8,363

	46,946	14,347	9,078	7,769	10,080	3,282	251	91,753
Accumulated DD&A	(20,745)	(9,310)	(5,356)	(2,839)	(4,811)	(1,964)	(228)	(45,253)

	$26,201	$5,037	$3,722	$4,930	$5,269	$1,318	$23	$46,500

(1) Includes a noncontrolling interest in Egypt.

2012
Proved properties	$40,163	$13,477	$7,165	$6,319	$8,401	$2,706	$152	$78,383
Unproved properties	5,641	1,059	686	284	626	382	76	8,754

	45,804	14,536	7,851	6,603	9,027	3,088	228	87,137
Accumulated DD&A	(17,968)	(8,899)	(4,474)	(2,478)	(3,445)	(1,562)	(152)	(38,978)

	$27,836	$5,637	$3,377	$4,125	$5,582	$1,526	$76	$48,159

Costs Not Being Amortized

The following table sets forth a summary of oil and gas property costs not being amortized at December 31, 2013, by the year in which such costs were incurred. There are no individually significant properties or significant development projects included in costs not being amortized. The majority of the evaluation activities are expected to be completed within five to ten years.

	Total	2013	2012	2011	2010 and Prior
	(In millions)
Property acquisition costs	$6,437	$466	$3,391	$899	$1,681
Exploration and development	1,666	1,138	388	88	52
Capitalized interest	260	48	48	30	134

Total	$8,363	$1,652	$3,827	$1,017	$1,867

Oil and Gas Reserve Information

Proved oil and gas reserves are the estimated quantities of natural gas, crude oil, condensate, and natural gas liquids (NGLs) that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing conditions, operating conditions, and government regulations. Estimated proved developed oil and gas reserves can be expected to be recovered through existing wells with existing equipment and operating methods. The Company reports all estimated proved reserves held under production-sharing arrangements utilizing the “economic interest” method, which excludes the host country’s share of reserves.

Estimated reserves that can be produced economically through application of improved recovery techniques are included in the “proved” classification when successful testing by a pilot project or the operation of an active, improved recovery program using reliable technology establishes the reasonable certainty for the engineering analysis on which the project or program is based. Economically producible means a resource which generates revenue that exceeds, or is reasonably expected to exceed, the costs of the operation. Reasonable certainty means a high degree of confidence that the quantities will be recovered. Reliable technology is a grouping of one or more technologies (including computational methods) that has been field-tested and has been demonstrated to provide reasonably certain results with consistency and repeatability in the formation being evaluated or in an analogous formation. In estimating its proved reserves, Apache uses several different traditional methods that can be classified in three general categories: 1) performance-based methods; 2) volumetric-based methods; and 3) analogy with similar properties. Apache will, at times, utilize additional technical analysis such as computer reservoir models, petrophysical techniques, and proprietary 3-D seismic interpretation methods to provide additional support for more complex reservoirs. Information from this additional analysis is combined with traditional methods outlined above to enhance the certainty of our reserve estimates.

There are numerous uncertainties inherent in estimating quantities of proved reserves and projecting future rates of production and timing of development expenditures. The reserve data in the following tables only represent estimates and should not be construed as being exact.

	Crude Oil and Condensate
	(Thousands of barrels)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2010	422,737	90,292	109,657	48,072	115,705	16,583	803,046
December 31, 2011	428,251	81,846	105,840	35,725	136,990	16,001	804,653
December 31, 2012	474,837	79,695	106,746	29,053	119,635	15,845	825,811
December 31, 2013	457,981	80,526	119,242	22,524	100,327	14,195	794,795
Proved undeveloped reserves:
December 31, 2010	214,117	56,855	17,470	18,064	38,663	4,062	349,231
December 31, 2011	205,763	59,746	22,195	32,220	32,415	4,585	356,924
December 31, 2012	203,068	70,650	17,288	34,808	28,019	2,981	356,814
December 31, 2013	195,835	56,366	16,302	36,703	29,253	2,231	336,690
Total proved reserves:
Balance December 31, 2010	636,855	147,146	127,127	66,136	154,368	20,645	1,152,277
Extensions, discoveries and other additions	45,676	16,712	45,021	15,762	332	3,230	126,733
Purchase of minerals in-place	5,097	705	—	—	34,612	—	40,414
Revisions of previous estimates	(8,904)	(17,117)	(6,185)	—	—	215	(31,991)
Production	(43,587)	(5,202)	(37,928)	(13,953)	(19,907)	(3,503)	(124,080)
Sale of properties	(1,123)	(653)	—	—	—	—	(1,776)

Balance December 31, 2011	634,014	141,591	128,035	67,945	169,405	20,587	1,161,577
Extensions, discoveries and other additions	84,656	18,935	36,188	6,277	346	1,133	147,535
Purchase of minerals in-place	15,942	188	—	276	2,143	—	18,549
Revisions of previous estimates	(7,474)	(4,577)	(3,678)	(66)	(928)	671	(16,052)
Production	(49,089)	(5,792)	(36,511)	(10,571)	(23,312)	(3,565)	(128,840)
Sale of properties	(144)	—	—	—	—	—	(144)

Balance December 31, 2012	677,905	150,345	124,034	63,861	147,654	18,826	1,182,625
Extensions, discoveries and other additions	133,227	10,177	43,738	2,539	1,543	998	192,222
Purchase of minerals in-place	85	—	5	—	3,623	—	3,713
Revisions of previous estimates	1,683	(531)	457	(118)	18	24	1,533
Production	(53,621)	(6,469)	(32,690)	(7,055)	(23,258)	(3,422)	(126,515)
Sale of properties	(105,463)	(16,630)	—	—	—	—	(122,093)

Balance December 31, 2013	653,816	136,892	135,544	59,227	129,580	16,426	1,131,485

(1)	2013 includes proved reserves of 45 MMbbls as of December 31, 2013 attributable to a noncontrolling interest in Egypt.

	Natural Gas Liquids
	(Thousands of barrels)
	United States	Canada	Egypt	Australia	North Sea	Argentina	Total
Proved developed reserves:
December 31, 2010	91,800	23,701	—	—	—	5,875	121,376
December 31, 2011	107,490	23,256	—	—	8,753	5,939	145,438
December 31, 2012	154,508	21,996	—	—	2,438	5,007	183,949
December 31, 2013	184,485	26,099	—	—	2,435	4,110	217,129
Proved undeveloped reserves:
December 31, 2010	30,361	4,142	—	—	—	579	35,082
December 31, 2011	52,543	8,193	—	—	509	1,215	62,460
December 31, 2012	60,889	12,258	—	—	380	876	74,403
December 31, 2013	63,538	9,970	—	—	215	1,009	74,732
Total proved reserves:
Balance December 31, 2010	122,160	27,844	—	—	—	6,454	156,458
Extensions, discoveries and other additions	43,915	5,890	18	—	72	1,784	51,679
Purchase of minerals in-place	586	47	—	—	9,191	—	9,824
Revisions of previous estimates	1,713	774	—	—	—	17	2,504
Production	(8,071)	(2,174)	(18)	—	(1)	(1,102)	(11,366)
Sale of properties	(270)	(931)	—	—	—	—	(1,201)

Balance December 31, 2011	160,033	31,450	—	—	9,262	7,153	207,898
Extensions, discoveries and other additions	71,965	7,655	—	—	246	—	79,866
Purchase of minerals in-place	230	9	—	—	231	—	470
Revisions of previous estimates	(4,559)	(2,569)	—	—	(6,329)	(169)	(13,626)
Production	(12,272)	(2,291)	—	—	(592)	(1,101)	(16,256)
Sale of properties	—	—	—	—	—	—	—

Balance December 31, 2012	215,397	34,254	—	—	2,818	5,883	258,352
Extensions, discoveries and other additions	69,231	4,014	—	—	—	—	73,245
Purchase of minerals in-place	45	—	—	—	295	—	340
Revisions of previous estimates	1,591	546	—	—	1	3	2,141
Production	(19,922)	(2,442)	—	—	(464)	(767)	(23,595)
Sale of properties	(18,319)	(303)	—	—	—	—	(18,622)

Balance December 31, 2013	248,023	36,069	—	—	2,650	5,119	291,861

	Natural Gas
	(Millions of cubic feet)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2010	2,284,116	2,181,615	748,573	682,763	4,144	462,206	6,363,417
December 31, 2011	2,215,973	2,108,801	700,866	675,618	105,028	447,132	6,253,418
December 31, 2012	2,353,587	1,734,657	690,436	596,052	93,319	365,054	5,833,105
December 31, 2013	2,005,966	1,294,420	621,825	626,543	88,177	289,133	4,926,064
Proved undeveloped reserves:
December 31, 2010	988,869	1,310,352	328,344	805,735	—	70,465	3,503,765
December 31, 2011	760,238	1,438,710	282,100	893,966	3,414	90,427	3,468,855
December 31, 2012	832,320	403,227	205,055	1,074,018	18,985	97,496	2,631,101
December 31, 2013	667,160	439,037	190,355	975,224	18,988	121,584	2,412,348
Total proved reserves:
Balance December 31, 2010	3,272,985	3,491,967	1,076,917	1,488,498	4,144	532,671	9,867,182
Extensions, discoveries and other additions	169,506	505,049	77,049	148,640	475	81,274	981,993
Purchase of minerals in-place	67,595	8,838	—	—	104,658	—	181,091
Revisions of previous estimates	(7,716)	(133,359)	(37,623)	—	—	1,107	(177,591)
Production	(315,631)	(230,880)	(133,377)	(67,554)	(835)	(77,493)	(825,770)
Sale of properties	(210,528)	(94,104)	—	—	—	—	(304,632)

Balance December 31, 2011	2,976,211	3,547,511	982,966	1,569,584	108,442	537,559	9,722,273
Extensions, discoveries and other additions	365,863	252,130	55,967	176,969	16,397	2,623	869,949
Purchase of minerals in-place	313,885	2,503	—	1,745	8,494	—	326,627
Revisions of previous estimates	(156,840)	(1,443,989)	(13,974)	101	—	496	(1,614,206)
Production	(312,600)	(219,849)	(129,468)	(78,329)	(21,029)	(78,128)	(839,403)
Sale of properties	(612)	(422)	—	—	—	—	(1,034)

Balance December 31, 2012	3,185,907	2,137,884	895,491	1,670,070	112,304	462,550	8,464,206
Extensions, discoveries and other additions	306,721	359,493	44,382	13,351	2,750	16,515	743,212
Purchase of minerals in-place	855	—	—	—	10,680	—	11,535
Revisions of previous estimates	61,247	109,551	2,413	(101)	32	49	173,191
Production	(285,187)	(181,593)	(130,106)	(81,553)	(18,601)	(68,397)	(765,437)
Sale of properties	(596,417)	(691,878)	—	—	—	—	(1,288,295)

Balance December 31, 2013	2,673,126	1,733,457	812,180	1,601,767	107,165	410,717	7,338,412

(1)	2013 includes proved reserves of 271 Bcf as of December 31, 2013 attributable to a noncontrolling interest in Egypt.

	Total Equivalent Reserves
	(Thousands barrels of oil equivalent)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2010	895,223	477,594	234,419	161,866	116,396	99,493	1,984,991
December 31, 2011	905,069	456,569	222,651	148,328	163,248	96,462	1,992,327
December 31, 2012	1,021,610	390,800	221,819	128,395	137,626	81,695	1,981,945
December 31, 2013	976,795	322,362	222,880	126,948	117,457	66,494	1,832,936
Proved undeveloped reserves:
December 31, 2010	409,290	279,389	72,194	152,353	38,663	16,385	968,274
December 31, 2011	385,013	307,724	69,212	181,214	33,493	20,871	997,527
December 31, 2012	402,677	150,113	51,464	213,811	31,563	20,106	869,734
December 31, 2013	370,566	139,509	48,028	199,240	32,633	23,504	813,480
Total proved reserves:
Balance December 31, 2010	1,304,512	756,984	306,613	314,219	155,059	115,878	2,953,265
Extensions, discoveries and other additions	117,842	106,778	57,882	40,534	483	18,559	342,078
Purchase of minerals in-place	16,949	2,225	—	—	61,246	—	80,420
Revisions of previous estimates	(8,477)	(38,570)	(12,456)	—	—	417	(59,086)
Production	(104,263)	(45,856)	(60,176)	(25,211)	(20,047)	(17,521)	(273,074)
Sale of properties	(36,481)	(17,268)	—	—	—	—	(53,749)

Balance December 31, 2011	1,290,082	764,293	291,863	329,542	196,741	117,333	2,989,854
Extensions, discoveries and other additions	217,598	68,612	45,516	35,772	3,325	1,570	372,393
Purchase of minerals in-place	68,486	614	—	567	3,790	—	73,457
Revisions of previous estimates	(38,172)	(247,811)	(6,007)	(49)	(7,258)	585	(298,712)
Production	(113,461)	(44,725)	(58,089)	(23,626)	(27,409)	(17,687)	(284,997)
Sale of properties	(246)	(70)	—	—	—	—	(316)

Balance December 31, 2012	1,424,287	540,913	273,283	342,206	169,189	101,801	2,851,679
Extensions, discoveries and other additions	253,578	74,107	51,135	4,764	2,001	3,751	389,336
Purchase of minerals in-place	273	—	5	—	5,698	—	5,976
Revisions of previous estimates	13,482	18,274	859	(135)	24	35	32,539
Production	(121,074)	(39,177)	(54,374)	(20,647)	(26,822)	(15,589)	(277,683)
Sale of properties	(223,185)	(132,246)	—	—	—	—	(355,431)

Balance December 31, 2013	1,347,361	461,871	270,908	326,188	150,090	89,998	2,646,416

(1)	2013 includes total proved reserves of 90 MMboe attributable to a noncontrolling interest in Egypt.

During 2013, Apache added 6 MMboe of estimated proved reserves through purchases of minerals in-place. We sold 355 MMboe through several divestiture transactions which included the majority of our Gulf of Mexico Shelf properties and certain fields in Canada. During 2013, Apache also added 389 MMboe from extensions, discoveries and other additions. In the U.S., the Company recorded 254 MMboe primarily associated with drilling successes in the Permian and Anadarko basins, which added 150 MMboe and 65 MMboe, respectively; 20 MMboe from appraisal drilling in the deepwater Gulf of Mexico; and 19 MMboe from various drilling programs in other U.S. regions. In Canada, additions of 74 MMboe were primarily a result of drilling activity for liquids-rich gas targets in the Kaybob field area, horizontal drilling in our House Mountain waterflood units, extensions of the Glauconitic trend in our West 5 area and shallow oil drilling in Brownfield and Consort field areas. Egypt contributed 51 MMboe from exploration and appraisal activity in the West Kalabsha, Shushan, Khalda and Ras Kanayes concessions along with continued development of the Razzak, Abu Gharadig and Meghar fields. Australia, Argentina and North Sea regions contributed 11 MMboe from their combined drilling programs.

Approximately 10 percent of Apache’s year-end 2013 estimated proved developed reserves are classified as proved not producing. These reserves relate to zones that are either behind pipe, or that have been completed but not yet produced, or zones that have been produced in the past, but are not now producing because of mechanical reasons. These reserves are considered to be a lower tier of reserves than producing reserves because they are frequently based on volumetric calculations rather than performance data. Future production associated with behind pipe reserves is scheduled to follow depletion of the currently producing zones in the same wellbores. Additional capital may have to be spent to access these reserves. The capital and economic impact of production timing are reflected in this Note 14, under “Future Net Cash Flows.”

Future Net Cash Flows

Future cash inflows as of December 31, 2013 and 2012 were calculated using an unweighted arithmetic average of oil and gas prices in effect on the first day of each month in the respective year, except where prices are defined by contractual arrangements. Operating costs, production and ad valorem taxes and future development costs are based on current costs with no escalation.

The following table sets forth unaudited information concerning future net cash flows for proved oil and gas reserves, net of income tax expense. Income tax expense has been computed using expected future tax rates and giving effect to tax deductions and credits available, under current laws, and which relate to oil and gas producing activities. This information does not purport to present the fair market value of the Company’s oil and gas assets, but does present a standardized disclosure concerning possible future net cash flows that would result under the assumptions used.

	United States	Canada	Egypt(2)	Australia	North Sea	Argentina	Total(2)
	(In millions)
2013
Cash inflows	$79,654	$19,260	$16,864	$20,637	$15,359	$2,824	$154,598
Production costs	(26,032)	(8,105)	(2,590)	(4,494)	(8,147)	(1,176)	(50,544)
Development costs	(4,834)	(2,458)	(1,899)	(2,283)	(3,284)	(397)	(15,155)
Income tax expense	(12,832)	(678)	(4,328)	(3,072)	(2,376)	(142)	(23,428)

Net cash flows	35,956	8,019	8,047	10,788	1,552	1,109	65,471
10 percent discount rate	(20,117)	(3,987)	(2,193)	(6,423)	85	(242)	(32,877)

Discounted future net cash flows(1)	$15,839	$4,032	$5,854	$4,365	$1,637	$867	$32,594

2012
Cash inflows	$84,060	$20,512	$16,210	$20,823	$16,732	$3,010	$161,347
Production costs	(27,230)	(8,543)	(2,126)	(4,896)	(8,451)	(1,162)	(52,408)
Development costs	(6,768)	(2,916)	(1,756)	(2,484)	(3,053)	(248)	(17,225)
Income tax expense	(12,740)	(754)	(4,246)	(3,172)	(3,163)	(141)	(24,216)

Net cash flows	37,322	8,299	8,082	10,271	2,065	1,459	67,498
10 percent discount rate	(19,464)	(4,472)	(2,107)	(6,361)	(98)	(443)	(32,945)

Discounted future net cash flows(1)	$17,858	$3,827	$5,975	$3,910	$1,967	$1,016	$34,553

(1)	Estimated future net cash flows before income tax expense, discounted at 10 percent per annum, totaled approximately $45.4 billion and $48.2 billion as of December 31, 2013 and 2012, respectively.
(2)	Includes discounted future net cash flows of approximately $1.95 billion in 2013 attributable to a noncontrolling interest in Egypt.

The following table sets forth the principal sources of change in the discounted future net cash flows:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Sales, net of production costs	$(12,271)	$(12,589)	$(13,152)
Net change in prices and production costs	1,438	(1,941)	12,167
Discoveries and improved recovery, net of related costs	6,892	6,742	6,751
Change in future development costs	(2,017)	(935)	(2,250)
Previously estimated development costs incurred during the period	4,654	4,359	2,479
Revision of quantities	500	(4,065)	(1,475)
Purchases of minerals in-place	227	1,181	2,139
Accretion of discount	4,823	5,234	4,161
Change in income taxes	855	2,711	(4,303)
Sales of properties	(6,232)	(3)	(1,285)
Change in production rates and other	(828)	(2,088)	273

	$(1,959)	$(1,394)	$5,505